Award Timing Disclosure $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Sep. 10, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our equity awards, including stock options, are granted in connection with our yearly compensation cycle and regularly scheduled meetings of the Compensation Committee. Typically, our practice is to make annual award grants at the beginning of each fiscal year. Our policy is to not grant stock options or similar awards in anticipation of the release of material non-public information and to not time the release of material non-public information based on equity award grant date, but some option grants may be granted close in time to the release of material non-public information to the extent those options are being granted upon hiring of new executive officers, as part of plans to make non-annual award grants to certain employees or in connection with annual grants being made as part of our director compensation policy. During the year ended December 31, 2024, we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and, the following table discloses options awarded to our named executive officers with an effective grant date during a period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports. In this case, we made option grants on October 9, 2024, two days after announcing our acquisition of the assets of Bridge Medicines on October 7, 2024, but prior to announcing on October 15, 2024 that Amy Wechsler, M.D. joined our Board of Directors.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

Hans T. Schambye, M.D., Ph.D.	10/9/2024	44,100	7.49	258,879	-4.5%
President and Chief Executive Officer

Lori Firmani	10/9/2024	13,000	7.49	76,314	-4.5%
Interim Chief Financial Officer

Garrett Winslow	10/9/2024	15,600	7.49	91,576	-4.5%
General Counsel

Award Timing Method	Typically, our practice is to make annual award grants at the beginning of each fiscal year
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our policy is to not grant stock options or similar awards in anticipation of the release of material non-public information and to not time the release of material non-public information based on equity award grant date, but some option grants may be granted close in time to the release of material non-public information to the extent those options are being granted upon hiring of new executive officers, as part of plans to make non-annual award grants to certain employees or in connection with annual grants being made as part of our director compensation policy.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

Hans T. Schambye, M.D., Ph.D.	10/9/2024	44,100	7.49	258,879	-4.5%
President and Chief Executive Officer

Lori Firmani	10/9/2024	13,000	7.49	76,314	-4.5%
Interim Chief Financial Officer

Garrett Winslow	10/9/2024	15,600	7.49	91,576	-4.5%
General Counsel

Hans T. Schambye, M.D., Ph.D.
Awards Close in Time to MNPI Disclosures
Name		Hans T. Schambye, M.D., Ph.D
Underlying Securities | shares		44,100
Exercise Price | $ / shares		$ 7.49
Fair Value as of Grant Date | $		$ 258,879
Underlying Security Market Price Change | Rate		(4.50%)
Lori Firmani
Awards Close in Time to MNPI Disclosures
Name		Lori Firmani
Underlying Securities | shares		13,000
Exercise Price | $ / shares		$ 7.49
Fair Value as of Grant Date | $		$ 76,314
Underlying Security Market Price Change | Rate		(4.50%)
Garrett Winslow
Awards Close in Time to MNPI Disclosures
Name		Garrett Winslow
Underlying Securities | shares		15,600
Exercise Price | $ / shares		$ 7.49
Fair Value as of Grant Date | $		$ 91,576
Underlying Security Market Price Change | Rate		(4.50%)